UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008

[LOGO OF USAA]
   USAA(R)


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     PORTFOLIO OF INVESTMENTS
     1ST QUARTER
     USAA SCIENCE & TECHNOLOGY FUND
     OCTOBER 31, 2008

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                                                                      (Form N-Q)
48457-1208                                  (C)2008, USAA.  All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
October 31, 2008 (unaudited)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               COMMON STOCKS (99.1%)

               CONSUMER DISCRETIONARY (1.7%)
               -----------------------------
               EDUCATION SERVICES (1.7%)
       25,600  Apollo Group, Inc. "A"  *                         $        1,780
        8,000  Strayer Education, Inc.                                    1,810
                                                                ---------------
                                                                          3,590
                                                                ---------------
               Total Consumer Discretionary                               3,590
                                                                ---------------

               CONSUMER STAPLES (0.6%)
               -----------------------
               DRUG RETAIL (0.6%)
       45,400  Walgreen Co.                                               1,156
                                                                ---------------

               HEALTH CARE (26.3%)
               -------------------
               BIOTECHNOLOGY (6.1%)
       29,000  3SBio, Inc. ADR  *                                           181
       64,300  Amgen, Inc.  *                                             3,851
       47,300  Amylin Pharmaceuticals, Inc.  *                              483
       92,500  Celera Corp.  *                                            1,046
       21,500  Celgene Corp.  *                                           1,382
       13,100  Cephalon, Inc.  *                                            939
       15,100  Cougar Biotechnology, Inc.  *                                384
       92,000  Cytokinetics, Inc.  *                                        262
       19,400  Genentech, Inc.  *                                         1,609
       95,700  Human Genome Sciences, Inc.  *                               309
       43,400  Incyte Corp.  *                                              180
       78,200  Progenics Pharmaceuticals, Inc.  *                           783
       29,800  Regeneron Pharmaceuticals, Inc.  *                           575
       43,000  Seattle Genetics, Inc.  *                                    442
       26,800  Vertex Pharmaceuticals, Inc.  *                              702
                                                                ---------------
                                                                         13,128
                                                                ---------------
               HEALTH CARE DISTRIBUTORS (1.2%)
       24,400  Cardinal Health, Inc.                                        932
       43,400  McKesson Corp.                                             1,597
                                                                ---------------
                                                                          2,529
                                                                ---------------
               HEALTH CARE EQUIPMENT (6.6%)
       46,900  Baxter International, Inc.                                 2,837
       21,900  Beckman Coulter, Inc.                                      1,093
       29,200  China Medical Technologies, Inc. ADR                         712
       53,100  Covidien Ltd.                                              2,352
       15,540  DiaSorin S.p.A.  (a)                                         285
       83,300  Medtronic, Inc.                                            3,359
       32,500  St. Jude Medical, Inc.  *                                  1,236
       36,600  Symmetry Medical, Inc.  *                                    473
        6,659  Synthes, Inc.  (a)                                           860
       72,700  Volcano Corp.  *                                           1,130
                                                                ---------------
                                                                         14,337
                                                                ---------------
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1  |  USAA SCIENCE & TECHNOLOGY FUND
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                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               HEALTH CARE FACILITIES (0.3%)
       75,700  Health Management Associates, Inc. "A"  *        $           159
      128,900  Tenet Healthcare Corp.  *                                    565
                                                                ---------------
                                                                            724
                                                                ---------------
               HEALTH CARE TECHNOLOGY (0.1%)
       19,500  Eclipsys Corp.  *                                            290
                                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.0%)
       28,500  Exelixis, Inc.  *                                             98
                                                                ---------------
               MANAGED HEALTH CARE (2.5%)
       71,500  Coventry Health Care, Inc.  *                                943
       28,700  Health Net, Inc.  *                                          369
       42,200  Humana, Inc.  *                                            1,249
      116,520  UnitedHealth Group, Inc.                                   2,765
                                                                ---------------
                                                                          5,326
                                                                ---------------
               PHARMACEUTICALS (9.5%)
       20,700  Abbott Laboratories                                        1,142
       39,700  Astellas Pharma, Inc.  (a)                                 1,623
       21,000  AstraZeneca plc ADR                                          892
       18,800  Barr Pharmaceuticals, Inc.  *                              1,208
       70,800  Daiichi Sankyo Co. Ltd.  (a)                               1,449
       48,600  Eisai Co. Ltd.  (a)                                        1,597
       87,700  Elan Corp. plc ADR  *                                        669
       17,500  Eli Lilly and Co.                                            592
       40,300  Forest Laboratories, Inc.  *                                 936
       17,700  H Lundbeck A/S  (a)                                          316
       11,315  Ipsen S.A.  (a)                                              429
       21,200  Laboratorios Almirall S.A.  (a)                              188
       53,977  Sanofi-Aventis ADR                                         1,707
      161,800  Schering-Plough Corp.                                      2,344
      119,000  Shionogi & Co. Ltd.  (a)                                   2,019
       41,200  Teva Pharmaceutical Industries Ltd. ADR                    1,767
       42,933  UCB S.A.  (a)                                              1,098
       15,800  Wyeth                                                        508
                                                                ---------------
                                                                         20,484
                                                                ---------------
               Total Health Care                                         56,916
                                                                ---------------

               INDUSTRIALS (0.6%)
               ------------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.6%)
       41,600  Manpower, Inc.                                             1,295
                                                                ---------------

               INFORMATION TECHNOLOGY (69.9%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (12.2%)
      542,200  Cisco Systems, Inc.  *                                     9,635
       44,300  CommScope, Inc.  *                                           651
      301,000  Corning, Inc.                                              3,260
      163,700  QUALCOMM, Inc.                                             6,263
      130,000  Research In Motion Ltd.  *                                 6,556
                                                                ---------------
                                                                         26,365
                                                                ---------------
               COMPUTER HARDWARE (9.7%)
       53,980  Apple, Inc.  *                                             5,808
      549,800  Dell, Inc.  *                                              6,680
      219,000  Hewlett-Packard Co.                                        8,383
                                                                ---------------
                                                                         20,871
                                                                ---------------
               COMPUTER STORAGE & PERIPHERALS (1.0%)
      323,800  Seagate Technology                                         2,192
                                                                ---------------
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                                                  PORTFOLIO OF INVESTMENTS  |  2

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                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (7.9%)
      132,340  Automatic Data Processing, Inc.                  $         4,625
       51,700  DST Systems, Inc.  *                                       2,098
       46,100  Visa, Inc. "A"                                             2,552
      508,100  Western Union Co.                                          7,754
                                                                ---------------
                                                                         17,029
                                                                ---------------
               ELECTRONIC MANUFACTURING SERVICES (1.8%)
    1,635,162  Hon Hai Precision Industry Corp. Ltd.  (a)                 3,959
                                                                ---------------
               HOME ENTERTAINMENT SOFTWARE (2.6%)
      247,500  Electronic Arts, Inc.  *                                   5,638
                                                                ---------------
               INTERNET SOFTWARE & SERVICES (5.7%)
       28,300  Equinix, Inc.  *                                           1,766
       22,700  Google, Inc. "A"  *                                        8,157
      114,600  VeriSign, Inc.  *                                          2,430
                                                                ---------------
                                                                         12,353
                                                                ---------------
               IT CONSULTING & OTHER SERVICES (2.7%)
      177,500  Accenture Ltd. "A"                                         5,866
                                                                ---------------
               SEMICONDUCTOR EQUIPMENT (3.0%)
      336,200  ASM Pacific Technology Ltd.  (a)                           1,117
      174,100  Lam Research Corp.  *                                      3,893
       79,200  Varian Semiconductor Equipment Associates, Inc.  *         1,554
                                                                ---------------
                                                                          6,564
                                                                ---------------
               SEMICONDUCTORS (7.0%)
       79,800  Atheros Communications, Inc.  *                            1,434
      161,400  Maxim Integrated Products, Inc.                            2,195
      950,500  ON Semiconductor Corp.  *                                  4,857
          675  Samsung Electronics Co. Ltd.                                 282
      394,300  Skyworks Solutions, Inc.  *                                2,812
    2,410,181  Taiwan Semiconductor Manufacturing Co. Ltd.  (a)           3,566
                                                                ---------------
                                                                         15,146
                                                                ---------------
               SYSTEMS SOFTWARE (15.6%)
       67,300  BMC Software, Inc.  *                                      1,738
       60,000  McAfee, Inc.  *                                            1,953
      831,000  Microsoft Corp.                                           18,556
      494,200  Oracle Corp.  *                                            9,039
      177,300  Red Hat, Inc.  *                                           2,360
                                                                ---------------
                                                                         33,646
                                                                ---------------
               TECHNOLOGY DISTRIBUTORS (0.7%)
       93,000  Avnet, Inc.  *                                             1,557
                                                                ---------------
               Total Information Technology                             151,186
                                                                ---------------
               Total Common Stocks (cost: $302,622)                     214,143
                                                                ---------------


               MONEY MARKET INSTRUMENTS (1.3%)

               MONEY MARKET FUNDS (1.3%)
    2,816,733  State Street Institutional Liquid Reserves,
                    2.40% (b)(cost:  $2,817)                              2,817
                                                                ---------------
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3  |  USAA SCIENCE & TECHNOLOGY FUND

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                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.0%)

               MONEY MARKET FUNDS (0.0%)
       29,769  AIM Short-Term Investment Co. Liquid Assets
               Portfolio, 2.91% (b) (cost:  $30)                  $          30
                                                                ---------------

               TOTAL INVESTMENTS (COST: $305,469)                 $     216,990
                                                                ===============

================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  4

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NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

================================================================================
5  |  USAA SCIENCE & TECHNOLOGY FUND

================================================================================

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.
================================================================================
                                         NOTES TO PORTFOLIO OF INVESTMENTS  |  6

================================================================================

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $199,031,000
Level 2 - Other Significant Observable Inputs                        17,959,000
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
Total                                                              $216,990,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of October 31, 2008, the Fund did not invest in any repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of October 31, 2008, the Fund did not have any securities on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activity.

E. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2008, were $3,306,000 and $91,785,000, respectively, resulting in net unrealized depreciation of $88,479,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $216,215,000 at October 31, 2008, and, in total, may not equal 100%. Investments in foreign securities were 14.4% of net assets at October 31, 2008. A category percentage of 0.0% represents less than 0.1% of net assets.
================================================================================
7  |  USAA SCIENCE & TECHNOLOGY FUND

================================================================================


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at October 31, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2008.
 *      Non-income-producing security.


================================================================================
                                         NOTES TO PORTFOLIO OF INVESTMENTS  |  8



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.